Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund
January 31, 2024
PAF-NPRT1-0324
1.813019.119
Common Stocks - 91.8%
	Shares	Value ($)
Australia - 6.9%
Aristocrat Leisure Ltd.	196,979	5,679,028
CAR Group Ltd.	243,614	5,230,712
Cogstate Ltd. (a)	1,950,314	1,586,584
Dominos Pizza Enterprises Ltd.	97,821	2,516,098
Flight Centre Travel Group Ltd.	270,111	3,731,824
HUB24 Ltd.	247,352	5,977,505
Macquarie Group Ltd.	92,404	11,401,680
National Storage REIT unit	2,224,120	3,335,544
Santos Ltd.	1,050,151	5,307,403
TOTAL AUSTRALIA		44,766,378
China - 18.1%
Alibaba Group Holding Ltd.	2,298,300	20,613,403
Alibaba Group Holding Ltd. sponsored ADR	127,400	9,194,458
Antengene Corp. (a)(b)	8,904,211	1,471,728
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	287,900	2,232,812
Chervon Holdings Ltd. (c)	1,894,700	3,851,428
DouYu International Holdings Ltd. ADR (a)	3,913,700	3,025,681
HUYA, Inc. ADR (a)(c)	710,157	2,180,182
JOYY, Inc. ADR	197,600	6,058,416
KE Holdings, Inc. ADR	285,500	4,045,535
Kweichow Moutai Co. Ltd. (A Shares)	33,200	7,443,339
Medlive Technology Co. Ltd. (b)(c)	3,838,000	3,024,239
PDD Holdings, Inc. ADR (a)	79,200	10,048,104
Shangri-La Asia Ltd. (a)	5,236,000	3,253,669
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	130,399	4,889,828
Tencent Holdings Ltd.	738,900	25,648,195
Zai Lab Ltd. (a)	2,452,600	5,211,187
Zhejiang Hechuan Technology Co. Ltd.	663,500	2,588,306
Zylox-Tonbridge Medical Technology Co. Ltd. (a)(b)(c)	2,884,000	3,740,646
TOTAL CHINA		118,521,156
Hong Kong - 3.7%
AIA Group Ltd.	2,210,400	17,334,885
China Metal Recycling (Holdings) Ltd. (a)(d)	2,572,200	3
Oriental Watch Holdings Ltd.	2,381,424	1,127,638
Prudential PLC	569,885	5,854,182
TOTAL HONG KONG		24,316,708
India - 1.6%
Delhivery Private Ltd. (a)	785,400	4,257,232
HDFC Standard Life Insurance Co. Ltd. (b)	887,000	6,156,473
TOTAL INDIA		10,413,705
Japan - 41.6%
Astellas Pharma, Inc.	415,800	4,840,944
BayCurrent Consulting, Inc.	121,300	2,820,104
CUC, Inc. (a)(c)	82,900	1,492,503
Daiichikosho Co. Ltd.	232,600	3,186,588
DENSO Corp.	897,600	14,099,547
ENEOS Holdings, Inc.	741,900	2,996,204
Fast Retailing Co. Ltd.	30,300	8,089,403
FUJIFILM Holdings Corp.	85,600	5,425,750
Fujitsu Ltd.	39,200	5,425,842
Funai Soken Holdings, Inc.	257,200	4,478,263
Hitachi Ltd.	159,200	12,505,216
Hoya Corp.	125,100	15,891,351
IHI Corp.	166,100	3,176,894
INPEX Corp.	550,600	7,484,010
Iriso Electronics Co. Ltd.	128,900	3,014,363
JTOWER, Inc. (a)	129,700	3,995,667
Kansai Electric Power Co., Inc.	874,500	11,930,048
Lifenet Insurance Co. (a)	370,100	3,137,767
LY Corp.	2,026,000	6,302,955
Minebea Mitsumi, Inc.	254,100	5,252,300
Misumi Group, Inc.	262,100	4,493,677
Mitsubishi Heavy Industries Ltd.	101,300	6,757,064
Money Forward, Inc. (a)	122,200	4,769,714
Murata Manufacturing Co. Ltd.	227,200	4,587,650
NSD Co. Ltd.	228,200	4,282,391
Open House Group Co. Ltd.	177,300	5,544,547
ORIX Corp.	822,200	15,876,081
Pan Pacific International Holdings Ltd.	299,500	6,474,141
Renesas Electronics Corp. (a)	882,600	14,481,336
Shin-Etsu Chemical Co. Ltd.	406,900	16,016,476
SMS Co., Ltd.	272,600	4,923,192
Sony Group Corp.	204,100	20,015,760
Square Enix Holdings Co. Ltd.	150,700	5,888,792
TechnoPro Holdings, Inc.	325,300	7,499,737
Tokio Marine Holdings, Inc.	464,700	12,252,946
Tsuruha Holdings, Inc.	51,300	4,059,609
ZOZO, Inc.	376,300	8,239,660
TOTAL JAPAN		271,708,492
Korea (South) - 3.9%
AMOREPACIFIC Corp.	38,670	3,411,117
Coupang, Inc. Class A (a)	311,700	4,363,800
Kia Corp.	117,080	8,993,142
LG Corp.	64,290	3,947,679
MagnaChip Semiconductor Corp. (a)	729,700	4,764,941
TOTAL KOREA (SOUTH)		25,480,679
Malaysia - 0.5%
MR DIY Group M Sdn Bhd (b)	10,785,800	3,146,981
New Zealand - 0.7%
Ryman Healthcare Ltd. (a)	1,276,611	4,434,838
Philippines - 1.6%
Robinsons Land Corp.	36,857,400	10,464,458
Singapore - 1.5%
Sea Ltd. ADR (a)	254,900	9,721,886
Taiwan - 9.2%
eMemory Technology, Inc.	80,000	7,136,643
Taiwan Semiconductor Manufacturing Co. Ltd.	2,647,000	52,999,975
TOTAL TAIWAN		60,136,618
United States of America - 2.5%
GI Dynamics, Inc. (a)(d)	111,225	1
Legend Biotech Corp. ADR (a)	79,500	4,377,270
Newmont Corp. CDI	176,356	6,053,060
Parade Technologies Ltd.	109,000	3,867,813
Space Exploration Technologies Corp. Class A (a)(d)(e)	22,539	2,186,283
TOTAL UNITED STATES OF AMERICA		16,484,427
TOTAL COMMON STOCKS (Cost $512,406,589)		599,596,326

Preferred Stocks - 6.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	87,773	520,494
United States of America - 0.0%
Canva, Inc.:
Series A (d)(e)	85	90,666
Series A2 (d)(e)	15	16,000
		106,666
TOTAL CONVERTIBLE PREFERRED STOCKS		627,160
Nonconvertible Preferred Stocks - 6.4%
Korea (South) - 6.4%
Hyundai Motor Co. Ltd. Series 2	82,870	7,322,601
Samsung Electronics Co. Ltd.	795,350	34,801,610
		42,124,211
TOTAL PREFERRED STOCKS (Cost $46,903,244)		42,751,371

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	5,429,046	5,430,132
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	2,931,758	2,932,051
TOTAL MONEY MARKET FUNDS (Cost $8,362,183)		8,362,183

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $567,672,016)	650,709,880
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,323,191
NET ASSETS - 100.0%	653,033,071

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,772,879 or 3.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,813,443 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Canva, Inc. Series A	9/22/23	90,666

Canva, Inc. Series A2	9/22/23	16,000

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,246,653

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,437,725

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,803,622	38,037,716	35,411,206	31,279	-	-	5,430,132	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	10,707,799	26,898,076	34,673,824	17,981	-	-	2,932,051	0.0%
Total	13,511,421	64,935,792	70,085,030	49,260	-	-	8,362,183

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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